 PGOF-P7 04/26

PUTNAM ETF TRUST

SUPPLEMENT DATED APRIL 17, 2026 TO THE

SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective June 30, 2026, the following supersedes any and all disclosure to the contrary in the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A:

The portfolio managers primarily responsible for the day-to-day management of the fund are John Bonelli, Michael Conn, Garrett L. Hamilton, CFA and Christopher Sperry, CFA.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
Putnam ETF Trust
Franklin California Municipal Income ETF	February 1, 2026
Franklin Massachusetts Municipal Income ETF	October 8, 2025
Franklin Minnesota Municipal Income ETF	October 8, 2025
Franklin New Jersey Municipal Income ETF	October 8, 2025
Franklin New York Municipal Income ETF	April 1, 2026
Franklin Ohio Municipal Income ETF	October 8, 2025
Franklin Pennsylvania Municipal Income ETF	October 8, 2025

Shareholders should retain this Supplement for future reference.